Stockholders' Deficit	12 Months Ended
Dec. 31, 2011
Stockholders' Deficit
Stockholders' Deficit

13. Stockholders' deficit

Common stock

The Company has reserved the following number of shares of common stock at December 31, 2011 and 2010:

	December 31,
	2011	2010

	(In thousands)
Conversion of Series A Preferred Stock	—	63
Conversion of Series B Preferred Stock	—	1,600
Conversion of Series C Preferred Stock	—	10,147
Conversion of Series A-1 Preferred Stock	10,000	—
Conversion of Series A-2 Preferred Stock	9,832	—
Conversion of Series A-3 Preferred Stock	1,422	—
Conversion of Series A-4 Preferred Stock	40	—
Conversion of Series A-5 Preferred Stock	70	—
Conversion of Series A-6 Preferred Stock	8,000	—
Stock options and Warrants	19,128	1,765

Total	48,492	13,575

Accumulated other comprehensive income (loss)

All components of comprehensive income (loss) are required to be disclosed in the condensed financial statements. Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions, and other events and circumstances from non-owner sources and consists of net loss and changes in unrealized gains and losses on available-for-sale securities. The components of Accumulated Other Comprehensive Income ("AOCI") are as follows for the years ended December 31, 2011, 2010 and 2009:

	Available-for- sale securities adjustment	Accumulated other comprehensive loss

Balance as of December 31, 2009	$15	$15
Unrealized (loss) gain from available-for-sale securities	(18)	(18)
Balance as of December 31, 2010	$(3)	$(3)
Unrealized (loss) gain from available-for-sale securities	8	8

Balance as of December 31, 2011	$5	$5